Share capital	12 Months Ended
Dec. 31, 2022
Share capital.
Share capital

Note 10: Share capital

	AS OF DECEMBER 31,
	2021	2022
Share capital (in thousands of euros)	27,191	47,660

Number of outstanding shares	135,953,657	238,297,642

Nominal value per share (in euros)	0.20	€0.20	€

Share capital and issue premium

As of December 31, 2022, the share capital of the Company was €47,659,528.60 divided into 238,297,642 fully subscribed ordinary shares with a nominal value of €0.20 per share.

Outstanding shares exclude warrants (“BSA”) granted to certain investors, free shares and founders’ warrants (“BSPCE”) granted to certain employees and members of the Board of Directors that have not yet been exercised.

As of December 31, 2022, the premiums of the Company were €(1,588) thousand. The general meeting held on April 4, 2022 decided the allocation of premiums to accumulated deficit for amount of €19,747 thousand.

Changes in share capital

For the year ended December 31, 2020:

The Company completed several private placements during the period totaling €23,486 thousand (share capital increase of €9,859 thousand and an issue premium of €13,627 thousand), which can be detailed as follows:

●	In February 2020: a private placement amounting to €3.3 million through the issuance of 12,394,071 new shares at a share price of €0.27. This transaction generated a share capital increase of €2,479 thousand and an issue premium of €868 thousand.
●	June 2020:
o	issuance of 2,050,000 new shares at a share price of €0.68, reserved for Negma, pursuant to summary judgement dated May 7, 2020 (see Note 12.2). This transaction generated a capital increase of €410 thousand and an issue premium of €984 thousand.
o	a private placement of €4.0 million by issuing 6,060,606 new shares at a share price of €0.66. This transaction generated a capital increase of €1,212 thousand and an issue premium of €2,788 thousand.
●	In July 2020: a private placement amounting to €6.1 million by issuing 9,563,732 new shares at a share price of €0.642. This transaction generated a capital increase of €1,913 thousand and an issue premium of €4,227 thousand.
●	In October 2020: a private placement amounting to €10 million through the issuance of 21,276,596 new shares at a share price of €0.47. This transaction generated a share capital increase of €4,255 thousand and an issue premium of €5,745 thousand.

The Company converted certain bonds into new shares in the year ended December 31, 2020 which can be detailed as follows:

●	68 bonds held by Negma were converted into new shares generating the issuance of 3,400,000 shares with a share price of €0.20, or a capital increase of €680 thousand, and an issue premium of -€6 thousand (based on the fair value of shares issued at the date of conversion).
●	330 bonds held by Atlas were converted into new shares generating the issuance of 17,178,683 shares with a share price of €0.20, representing a capital increase of €3,436 thousand and an issue premium of €9,208 thousand (based on the fair value of shares issued at the date of conversion).
●	Pursuant to a summary judgement dated May 7, 2020, 41 bonds held by Negma were converted into new shares generating the issuance of 2,050,000 shares with a share price of €0.20, representing a capital increase of €410 thousand and an issue premium of €984 thousand.

The costs incurred by the Company in connection with the 2020 share capital increases and the Initial Public Offering on Nasdaq Capital Market in February 2021 were recognized as a reduction from shareholders’ equity for respectively €2,709 thousand and €787 thousand.

Following the exercise of warrants during the period, the share capital was increased by €1,315 thousand through the issuance of 4,870,155 new shares, with a nominal value of €0.20, or €974 thousand, and an issue premium of €341 thousand.

For the year ended December 31, 2021:

On February 12, 2021, Biophytis announced the closing of the ADS Offering. The gross proceeds from the Offering were $20,100 thousand (€16,584 thousand, using the exchange rate of €1.00 = $1.212 on February 12, 2021, the closing date) and the aggregate net proceeds to Biophytis, after deducting underwriting discounts and commissions, management fee, and other offering expenses payable by the Company, were approximately $16.35 million (€13.49 million, using the exchange rate of €1.00 = $1.212 on February 12, 2021, the closing date). All of the securities sold in the Offering were offered by Biophytis. This transaction generated the issuance of 12,000,000 shares representing a share capital increase of €2,400 thousand and an issue premium of €14,184 thousand.

On July 30, 2021, 4,950,000 new shares were issued to Negma generating a share capital increase of €990 thousand and an issue premium of €2,629 thousand (see Note 12.2.1).

During the year ended December 31, 2021, 376 bonds held by Atlas were converted into new shares generating the issuance of 16,379,256 shares with a share price of €0.20, representing a capital increase of €3,276 thousand and an issue premium of €7,664 thousand (based on the fair value of shares issued at the date of conversion).

The costs incurred during the period by the Company in connection with the Initial Public Offering on Nasdaq Capital Market in February 2021 were recognized as a reduction from shareholders’ equity for €2,099 thousand.

Following the exercise of warrants during the period, the share capital was increased by €373 thousand through the issuance of 1,867,304 new shares, with a premium totaling €369 thousand.

For the year ended December 31, 2022:

During the year ended December 31, 2022, 396 bonds held by Atlas were converted into new shares generating the issuance of 93,189,046 shares with a share price of €0.20, representing a capital increase of €18,638 thousand and an issue premium of €(7,798) thousand (based on the fair value of shares issued at the date of conversion).

Following the exercise of warrants and acquisition of free shares during the period, the share capital was increased by €1,831 thousand through the issuance of 9,154,939 new shares (22,960 related to the warrants and 9,131,979 related to free shares), with a premium totaling €(1,823) thousand.

In total, the share capital was increased by €20,469 thousand through the issue of 102,343,985 new shares, with an issue premium of a total amount of €(9,621) thousand.

Distribution of dividends

The Company did not distribute any dividends during the years ended December 31, 2021 and 2022, respectively.

Capital management

The Company’s policy is to maintain a solid capital base in order to preserve the confidence of investors and creditors and to support future growth.

In this respect, the Company entered into a liquidity agreement with Banque Parel. In connection with this liquidity agreement:

●	240,026 treasury shares were recognized at cost (€21 thousand) as a reduction from shareholders’ equity as of December 31, 2022, 100,793 treasury shares were recognized at cost (€50 thousand) as a reduction from shareholders’ equity as of December 31, 2021 and 48,228 treasury shares were recognized at cost (€43 thousand) as a reduction from shareholders’ equity as of December 31,2020; and
●	€38 thousand of cash was included in non-current financial assets as of December 31, 2022, €72 thousand of cash was included in non-current financial assets as of December 31, 2021 and €80 thousand of cash was included in non-current financial assets as of December 31, 2020.